Associated Liabilities Collateralized by Pledged Assets (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 259	¥ 450
Call money and funds purchased	1,580	1,596
Payables under repurchase agreements	7,726	5,393
Payables under securities lending transactions	11,092	7,635
Other short-term borrowings	5,626	9,825
Long-term debt	321	3,129
Total	¥ 26,604	¥ 28,028